Business Combinations (Narrative) (Details) (JPY ¥) In Millions, except Share data, unless otherwise specified			0 Months Ended	12 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	May 24, 2011 NLB [Member]	Mar. 31, 2012 NLB [Member]	Jul. 01, 2011 NLB [Member]	Mar. 31, 2012 Nomura Land And Building Co Ltd and Other Companies [Member]
Agreement entered, date				May 13, 2011
Acquired additional issued shares, percentage			39.00%
Total payment in relation to Share Purchases			¥ 37,620
Gain from bargain purchase				44,963
Percentage of outstanding shares				38.50%
Loss from change in fair value of equity investments				16,555
Equity investments remeasured at fair value				38,379
Loss from equity investments remeasured at fair value				4,109
Revenues generated						488,536
Revenues from real estate sales						251,377
Costs of real estate sales						226,450
Net income from Share Purchases						¥ 5,107
Common shares allotted for each share					118
Common shares issued	3,822,562,601	3,719,133,241			103,429,360